Leases (Tables)	6 Months Ended
Oct. 31, 2023
Leases [Abstract]
Schedule of Operating Lease Expenses	The components of the operating lease expenses reflected in the condensed statements of operations for the six months ended October 31, 2022 and 2023 were as follows:
	Six Months Ended October 31,
	2022	2023
	JPY	JPY	US$
	(in thousands)
Fixed lease cost	¥46,193	¥74,275	$490
Variable lease cost	2,231	2,381	17
Short-term cost	32	60	0
Total	¥48,456	¥76,716	$507

Schedule of Supplemental Information Related to Operating Leases	Supplemental information related to operating leases is as follows:
	Six Months Ended October 31,
	2022	2023
	JPY	JPY	US$
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities	¥46,193	¥74,275	$490
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	2,716	487,359	3,218
Weighted average remaining lease term (in years)	13.6	4.5	N/A
Weighted average discount rate-operating lease	2.25%	2.95%	N/A

Schedule of Maturity Analysis of Future Minimum Lease Payments	Maturity analysis of future minimum lease payments under non-cancellable operating leases subsequent to October 31, 2023 are as follows:
	JPY	US$
	(in thousands)
Year ending April 30,
2024 (remainder)	¥17,031	$112
2025	117,810	778
2026	139,615	922
2027	137,057	905
2028	136,956	904
Total	548,469	3,621
Less: Interest component	(39,171)	(258)
Present value of minimum less payments	¥509,298	$3,363